MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT


PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Global Equity Portfolio (Class H) and the Morgan Stanley Capital International (MSCI) World Index, for the ten-year period from December 31, 1989 through December 31, 1999

[GRAPH]

                                      Global Equity
                                      Portfolio (H)     MSCI World
                                      ------------      ----------
   Dec-89                                 $10,000       $10,000
   Jan-90                                 $10,000        $9,531
   Feb-90                                  $9,851        $9,119
   Mar-90                                  $9,983        $8,566
   Apr-90                                  $9,904        $8,440
   May-90                                 $10,621        $9,326
   Jun-90                                 $11,032        $9,257
   Jul-90                                 $11,417        $9,338
   Aug-90                                 $10,910        $8,462
   Sep-90                                 $10,455        $7,566
   Oct-90                                 $10,866        $8,270
   Nov-90                                 $10,744        $8,131
   Dec-90                                 $10,756        $8,299
   Jan-91                                 $10,838        $8,599
   Feb-91                                 $11,122        $9,392
   Mar-91                                 $10,920        $9,112
   Apr-91                                 $10,939        $9,180
   May-91                                 $11,039        $9,386
   Jun-91                                 $10,728        $8,804
   Jul-91                                 $10,930        $9,217
   Aug-91                                 $10,802        $9,185
   Sep-91                                 $11,076        $9,422
   Oct-91                                 $11,241        $9,572
   Nov-91                                 $10,811        $9,152
   Dec-91                                 $11,292        $9,816
   Jan-92                                 $11,376        $9,631
   Feb-92                                 $11,469        $9,462
   Mar-92                                 $10,805        $9,013
   Apr-92                                 $10,786        $9,136
   May-92                                 $11,366        $9,497
   Jun-92                                 $11,029        $9,176
   Jul-92                                 $10,608        $9,196
   Aug-92                                 $10,524        $9,416
   Sep-92                                 $10,318        $9,327
   Oct-92                                 $10,149        $9,071
   Nov-92                                 $10,299        $9,231
   Dec-92                                 $10,443        $9,303
   Jan-93                                 $10,386        $9,331
   Feb-93                                 $10,509        $9,549
   Mar-93                                 $10,951       $10,100
   Apr-93                                 $11,200       $10,566
   May-93                                 $11,586       $10,807
   Jun-93                                 $11,567       $10,714
   Jul-93                                 $12,084       $10,931
   Aug-93                                 $12,800       $11,430
   Sep-93                                 $12,433       $11,216
   Oct-93                                 $13,496       $11,522
   Nov-93                                 $13,506       $10,868
   Dec-93                                 $14,623       $11,397
   Jan-94                                 $15,014       $12,146
   Feb-94                                 $14,398       $11,986
   Mar-94                                 $13,246       $11,467
   Apr-94                                 $12,890       $11,819
   May-94                                 $12,900       $11,846
   Jun-94                                 $12,128       $11,810
   Jul-94                                 $12,616       $12,032
   Aug-94                                 $13,896       $12,392
   Sep-94                                 $13,818       $12,064
   Oct-94                                 $13,945       $12,404
   Nov-94                                 $12,958       $11,863
   Dec-94                                 $12,883       $11,975
   Jan-95                                 $11,961       $11,791
   Feb-95                                 $11,754       $11,960
   Mar-95                                 $11,826       $12,534
   Apr-95                                 $11,826       $12,968
   May-95                                 $11,847       $13,075
   Jun-95                                 $12,179       $13,069
   Jul-95                                 $12,738       $13,720
   Aug-95                                 $12,313       $13,411
   Sep-95                                 $12,469       $13,799
   Oct-95                                 $12,065       $13,578
   Nov-95                                 $12,168       $14,046
   Dec-95                                 $12,427       $14,454
   Jan-96                                 $12,655       $14,712
   Feb-96                                 $12,759       $14,799
   Mar-96                                 $13,069       $15,042
   Apr-96                                 $13,504       $15,392
   May-96                                 $13,515       $15,403
   Jun-96                                 $13,556       $15,479
   Jul-96                                 $12,872       $14,929
   Aug-96                                 $13,214       $15,098
   Sep-96                                 $13,763       $15,685
   Oct-96                                 $13,722       $15,792
   Nov-96                                 $14,333       $16,673
   Dec-96                                 $14,308       $16,403
   Jan-97                                 $14,392       $16,598
   Feb-97                                 $14,465       $16,786
   Mar-97                                 $14,288       $16,450
   Apr-97                                 $14,308       $16,984
   May-97                                 $15,246       $18,029
   Jun-97                                 $16,048       $18,925
   Jul-97                                 $16,724       $19,794
   Aug-97                                 $15,600       $18,466
   Sep-97                                 $16,412       $19,466
   Oct-97                                 $15,037       $18,439
   Nov-97                                 $15,089       $18,761
   Dec-97                                 $15,333       $18,986
   Jan-98                                 $15,553       $19,512
   Feb-98                                 $16,780       $20,829
   Mar-98                                 $17,829       $21,706
   Apr-98                                 $18,343       $21,915
   May-98                                 $18,311       $21,636
   Jun-98                                 $17,965       $22,147
   Jul-98                                 $18,039       $22,107
   Aug-98                                 $14,882       $19,156
   Sep-98                                 $14,557       $19,491
   Oct-98                                 $15,731       $21,249
   Nov-98                                 $16,518       $22,509
   Dec-98                                 $17,402       $23,605
   Jan-99                                 $17,630       $24,120
   Feb-99                                 $17,212       $23,476
   Mar-99                                 $17,440       $24,450
   Apr-99                                 $18,112       $25,411
   May-99                                 $17,542       $24,479
   Jun-99                                 $18,150       $25,617
   Jul-99                                 $18,390       $25,537
   Aug-99                                 $18,150       $25,489
   Sep-99                                 $17,742       $25,239
   Oct-99                                 $18,251       $26,546
   Nov-99                                 $19,027       $27,290
   Dec-99                                 $20,617       $29,495

--------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN (%), PERIODS ENDED 12/31/99
--------------------------------------------------------

                          6 Months     1 Year     5 Years    10 Years   Inception*
Class H                     13.59       18.47       9.86       7.50        7.92

Class I                      N/A         N/A        N/A        N/A        12.74

MSCI World Index            15.32       25.34      20.25      11.96       12.55

* Inception: since commencement of issuance on May 4, 1989 for Class H shares and August 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

  The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

  Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended 1999, the Portfolio's adviser voluntarily waived payment of certain fees (including the distribution fee payable by Class I shares). Absent this waiver, performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.


--------------------------------------------------------------------------------
[Sidenote]
The graph depicts the performance of Mitchell Hutchins Series Trust--Global Equity Portfolio (Class H) and the MSCI World Index. Fees and expenses of
Class I shares are higher than those of Class H shares and the performance of Class I shares will differ from the performance of Class H shares. It is important to note the Global Equity Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


Dear Contract Owner,                                           February 15, 2000

We are pleased to present you with the annual report for the Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") for the fiscal year ended December 31, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------

[ICON] All of the major U.S. equity indexes gained during the fiscal year but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up 85.59%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw strong gains of 27.29% and 21.03%, respectively. Throughout the fiscal year, a relatively small number of stocks led the charge, and market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong.

   The international markets showed strong gains for the full year 1999, returning 25.34% as measured by the MSCI World Index. The euro's slide during 1999 from U.S. $1.18 in its first day of trading on January 4 to U.S. $1.0068 at the close of the year paved the way for an export-led economic recovery. Europe experienced a great deal of restructuring at the corporate level, which led to strong earnings growth. Better earnings and an improved economic outlook led to full-year European market performance of nearly 30% in local terms, although U.S. dollar returns were only 16% due to the depreciating euro.

   The Nikkei Index gained 36.79% (in yen terms) last year. Japan performed well in the fourth quarter, but not at the same pace of the first three quarters as positive economic news flow slowed. Foreigners were the biggest buyers of Japanese stocks in 1999, powering the market up 61.77% as measured by the MSCI Japan Index. Drivers of the foreign capital inflows were improving domestic economic data and the absence of monetary tightening by the Bank of Japan. The yen continued to strengthen, supported by foreign equity purchases.

   Higher commodity prices, lower interest rates and accelerating global growth provided strong economic support for the recovery of the emerging markets. Rebounding from crisis and recession more quickly than anticipated, the emerging markets gained 66.41% for the year as measured by the MSCI Emerging Markets Free Index. In local currency terms, Brazil soared 152%, Mexico gained 80%, South Korea gained 83%, Singapore gained 78% and Hong Kong increased 69%.

MARKET OUTLOOK
--------------------------------------------------------------------------------

Earnings momentum in the technology sector is likely to continue in 2000. High valuations, however, leave little room for disappointment, and 1999's success will make for difficult earnings comparisons in 2000. This could make careful stock selection more important than ever. The stock market could fare reasonably well in 2000, given expected corporate earnings growth of 10-12%. This positive scenario assumes that the market can absorb an interest-rate increase of limited magnitude.

   After a year of forming a more solid foundation, international economic growth appears poised to enter a strengthening phase. We expect economic activity in

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT


Europe to expand this year, helped by a revival in Germany, Europe's largest economy. Germany is heavily dependent on export-oriented industrial production and should benefit from the global economic expansion and the currently depressed level of the euro, which makes German goods more affordable to other nations. Consumer confidence readings are at record highs as more jobs are being created, and the inflationary picture remains benign.

   We believe Europe is well positioned for fairly strong equity performance aided by a strengthening euro (which itself should benefit from the region's economic strength) and increased investor interest following last year's 30% return. "New era" companies in the telecommunications and information technology industries continue to perform very well and offer attractive secular growth potential.

   Japan continues to show marginal economic growth. As of December 31, 1999, the Organisation for Economic Co-operation and Development's (OECD) lead indicator for Japan was up by over 7% year-over-year--the strongest rate of growth seen since 1988, albeit off very low levels. Positive events in the Japanese market include a turnaround in the labor market, improvements in operating profits due to corporate restructuring, and increasing business confidence. On the negative side, consumption remains weak in spite of the improving labor market, and government spending is expected to be lower this year.

   Emerging market economies should continue to benefit from the global expansion and rising commodity prices. Asian economies are expected to continue to benefit from U.S. expansion, gains in Japan and ongoing corporate restructuring. In Brazil and Argentina, we see signs of a positive economic recovery after a recessionary 1999. We are conservative in our outlook for emerging markets' equity performance in light of the very strong rise in 1999.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

PERFORMANCE ATTRIBUTION

Performance for the full year 1999 lagged the MSCI World Index. During the year performance was constrained by the U.S. equity portion of the Portfolio. The U.S. portion is managed in a style with a value bias, which lagged throughout the year as large-cap growth stocks continued to hold investor attention. Security selection generally helped performance for the year, while currency, mainly the Japanese yen, had a negative impact on performance.

   The Portfolio's allocation to Europe helped performance. Merger and acquisition activity in the region doubled from 1998 levels, setting a record and impacting several companies in the Portfolio. Emerging markets exposure added marginally to performance, mainly in the fourth quarter, when stocks purchased in the beginning of the year performed strongly.

ANNUAL REPORT


TOP FIVE COUNTRIES*

                    12/31/99                      6/30/99                      12/31/98
---------------------------------------------------------------------------------------
United States          34.7%     United States      40.8%     United States      41.4%
Japan                  11.2      United Kingdom     12.1      United Kingdom     13.1
Netherlands             9.5      Netherlands         5.9      Netherlands         6.7
France                  9.1      Sweden              5.1      Sweden              5.7
United Kingdom          9.1      France              5.0      Italy               4.1
---------------------------------------------------------------------------------------
Total                  81.8      Total              68.9      Total              69.7

The largest contributors for the year were Ericsson (1.8%), Philips Electronics (1.8%), Nokia (1.4%) and WPP Group (0.6%).* Philips is an electronic technology company experiencing strong growth in its semiconductor businesses and benefiting from corporate restructuring. WPP Group is an advertising company benefiting from strong advertising growth in Europe and the United States.

TOP TEN STOCKS*

                                   12/31/99                                      6/30/99
----------------------------------------------------------------------------------------
Fujitsu                               2.0%    Philips Electronics N.V.              2.1%
Kon KPN N.V.                          1.9     Ericsson LM B Shares                  1.6
Koninklijke Electronics N.V.          1.8     Cookson Group PLC                     1.5
Ericsson LM B Shares                  1.8     Telecom Italia SPA                    1.5
Cap Gemini                            1.6     Australia & New Zealand
Vnu N.V.                              1.5       Banking Group Ltd.                  1.4
Getronics N.V.                        1.5     Hoechst AG                            1.4
Alcatel                               1.4     Diageo PLC                            1.3
Nokia OYJ "A" Shares                  1.4     United News & Media PLC               1.3
Yamada Denki Co.                      1.4     Merita PLC                            1.2
------------------------------------------    Svenska Handelsbanken Series A        1.2
Total                                16.3     ------------------------------------------
                                              Total                                14.5

PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

The largest move made in the Portfolio during 1999 was the entry into select Japanese equities. For many years we had very limited exposure to securities in the Japanese market while it underperformed other developed markets. In 1999, however, some companies began to restructure and expected returns began to improve. As we monitored valuation levels, we identified several stocks that were attractively priced.

* Weightings represent percentages of portfolio assets as of December 31, 1999. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT


ASSET ALLOCATION*

                                              12/31/99         6/30/99         12/31/98
---------------------------------------------------------------------------------------
U.S.                                             34.7            40.8             41.4
International                                    65.3            59.2             58.6
---------------------------------------------------------------------------------------
Total                                           100.0           100.0            100.0


PORTFOLIO CHARACTERISTICS*
                                                          12/31/99           6/30/99
---------------------------------------------------------------------------------------
Net Assets ($mm)                                            $13.4             $15.6
Number of Securities                                         167               168
Stocks                                                      98.6%             97.7%
Cash                                                        1.4%              2.3%
---------------------------------------------------------------------------------------

As of December 31, 1999, the portfolio remained underweight U.S. equities at 35% relative to its typical weight of 40%, and overweight foreign equities at 65% relative to a typical weight of 60%. Non-U.S. stocks are currently favored based on the perceived relative strength of the recovery in Europe and the UK, as well as the potential for a rebound in Japan. This allocation contributed positively to performance as non-U.S. equities (as measured by the MSCI), outperformed U.S. equities (as measured by the S&P 500) during November and December.

   Media companies added during the past year included Vnu (1.5%), Aegis Group (0.8%), News Corp (0.6%) and Fuji Television (0.5%). Other stocks held in this sector include Carlton (0.6%) and United News and Media (1.3%). The Internet is changing the dynamics of the media industry. Content is becoming more valuable as the number of different platforms into the home market increases, and we believe that well-positioned media companies will be able to post good earnings growth. Advertising-related media companies will benefit from strong global economies and competition in newly de-regulated industries, such as telecommunications, as well as from fierce competition in the Internet sector where participants need to advertise to build brand recognition.

CURRENT STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

Current international portfolio strategy is to continue to own companies with attractive growth profiles, strong fundamentals, and attractive valuation levels. The current themes in the international portion of the portfolio include readjustment of financials, telecommunications, media, and IT services.

   The Portfolio is currently underweighted in telecommunications relative to the MSCI World Index, although we have become more positive on the telecom industry as deregulation and liberalization have spurred new products, services and market opportunities. Mobile telephony is rapidly growing as traditional fixed-line voice


* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT


traffic migrates to mobile networks. The next generation of service will require massive hardware and software upgrades to mobile networks. This provides excellent growth prospects for telecom equipment providers such as Ericsson and Nokia, which the Portfolio continues to hold. Both of these companies are direct beneficiaries of growth in mobile traffic, but in our opinion operate in a less competitive environment.

   Recent additions to telecommunications holdings include KPN (1.9%), KPNQwest (0.5%), United Pan-Europe Communications (0.4%), and Mannesmann (0.5%), which recently was acquired by Vodafone (0.4%). Because of the current strength in this industry we are selectively looking to continue to add to our exposure.

   We expect the information technology (IT) services industry to experience significant growth in the years to come and we intend to maintain the Portfolio's exposure to the sector. As companies develop Internet and e-commerce strategies they will turn to IT service providers for assistance. The IT sector also will benefit from continued growth in outsourcing and from the consolidation occurring in the sector. We entered this industry near the end of the fiscal year, after IT stocks had underperformed due to perceived Y2K risks. We expect IT spending to accelerate as many companies have delayed projects until 2000 owing to Y2K concerns.

   We continue to watch Japan very closely, looking for companies whose restructuring will allow them to perform well even in a weak economy.

TOP FIVE SECTORS*
As of 12/31/99                        %       As of 6/30/99                        %
---------------------------------------------------------------------------------------
Technology                           17.1     Consumer Cyclical                   26.7
Consumer Cyclical                    16.3     Financial Services                  20.8
Financial Services                   15.9     Utilities                           11.2
Utilities                            10.5     Capital Goods                        8.5
Capital Goods                         5.8     Consumer Noncyclical                 8.0
---------------------------------------------------------------------------------------
Total                                65.6     Total                               75.2

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.


/s/ Margo Alexander               /s/ Brian M. Storms


MARGO ALEXANDER                   BRIAN M. STORMS
Chairman and                      President and
Chief Executive Officer           Chief Operating Officer
Mitchell Hutchins                 Mitchell Hutchins
Asset Management Inc.             Asset Management Inc.



* Weightings represent percentages of portfolio assets as of December 31, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 1999

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ----------
COMMON STOCKS--98.56%
AUSTRALIA--3.02%
BANKS--1.77%
   15,425  Australia & New Zealand Banking
             Group Ltd. ..........................................   $  112,212
    8,134  National Australia Bank, Ltd. .........................      124,421
                                                                     ----------
                                                                        236,633
                                                                     ----------
MEDIA--1.25%
    2,000  The News Corporation Limited ADR ......................       76,500
   12,000  Publishing & Broadcasting Ltd .........................       91,621
                                                                     ----------
                                                                        168,121
                                                                     ----------
Total Australia Common Stocks ....................................      404,754
                                                                     ----------
AUSTRIA--1.29%
BANKS--0.61%
    1,454  Bank of Austria AG ....................................       82,023
                                                                     ----------
ENERGY SOURCES--0.68%
      938  OMV AG ................................................       91,182
                                                                     ----------
Total Austria Common Stocks ......................................      173,205
                                                                     ----------
CANADA--0.77%
BANKS--0.77%
    2,336  Royal Bank of Canada ..................................      102,761
                                                                     ----------
DENMARK--0.67%
FOOD & HOUSEHOLD PRODUCTS--0.67%
    2,295  Danisco A/S ...........................................       89,453
                                                                     ----------
FINLAND--3.20%
BANKS--1.04%
   23,748  Merita OYJ "A" Shares PLC .............................      139,707
                                                                     ----------
ELECTRICAL & ELECTRONICS--1.39%
    1,027  Nokia OYJ "A" Shares ..................................      186,219
                                                                     ----------
FOREST PRODUCTS, PAPER--0.77%
    2,554  UPM-Kymmene OY ........................................      102,911
                                                                     ----------
Total Finland Common Stocks ......................................      428,837
                                                                     ----------
FRANCE --9.09%
AEROSPACE & MILITARY TECHNOLOGY--1.16%
    2,856  Lagardere S.C.A. ......................................      155,357
                                                                     ----------
BUILDING MATERIALS & COMPONENTS--0.82%
      946  Lafarge ...............................................      110,161
                                                                     ----------
CHEMICALS--0.65%
    3,830  Rhodia ................................................       86,577
                                                                     ----------
COMPUTER-BUSINESS SERVICES--1.55%
      820  Cap Gemini ............................................      208,159
                                                                     ----------
DRUGS & MEDICINE--1.36%
    3,136  Aventis S.A. ..........................................      181,949
                                                                     ----------
FRANCE--(CONCLUDED)
ENERGY SOURCES--1.27%
    1,278  Total S.A. (Class B) ..................................   $  170,580
                                                                     ----------
HEALTH & PERSONAL CARE--0.25%
      588  Rhone Poulenc S.A.* ...................................       34,177
                                                                     ----------
INSURANCE--0.62%
      600  AXA UAP ...............................................       83,650
                                                                     ----------
WIRELESS TELECOMMUNICATIONS--1.41%
      820  Alcatel ...............................................      188,334
                                                                     ----------
Total France Common Stocks .......................................    1,218,944
                                                                     ----------
GERMANY--2.23%
BANKS--0.82%
    1,300  Deutsche Bank Ag ......................................      109,806
                                                                     ----------
DIVERSIFIED INDUSTRIALS--0.94%
      990  Siemens Ag Npv Regd ...................................      125,956
                                                                     ----------
MACHINERY & ENGINEERING SERVICES--0.47%
      260  Mannesmann Ag .........................................       62,728
                                                                     ----------
Total Germany Common Stocks ......................................      298,490
                                                                     ----------
GREECE--0.70%
WIRELESS TELECOMMUNICATIONS--0.70%
    7,939  Hellenic Telecommunications ADR .......................       93,283
                                                                     ----------
IRELAND--0.68%
BANKS--0.68%
   11,388  Bank of Ireland .......................................       90,630
                                                                     ----------
ISRAEL--1.40%
ELECTRICAL & ELECTRONICS--0.56%
    2,350  ECI Telecommunications Ltd.(1) ........................       74,319
                                                                     ----------
ELECTRICAL EQUIPMENT--0.84%
    1,460  Orbotech Ltd.* ........................................      113,150
                                                                     ----------
Total Israel Common Stocks .......................................      187,469
                                                                     ----------
ITALY--0.64%
WIRELESS TELECOMMUNICATIONS--0.64%
   14,069  Telecom Italia SPA ....................................       85,743
                                                                     ----------
JAPAN--11.19%
BANKS--1.00%
   11,000  Sanwa Bank ............................................      133,826
                                                                     ----------
BEVERAGES & TOBACCO--0.23%
        4  Japan Tobacco Inc .....................................       30,616
                                                                     ----------
COMPUTER HARDWARE--1.07%
    6,000  NEC Corp. .............................................      142,997
                                                                     ----------
DATA PROCESSING & REPRODUCTION--1.24%
    4,200  Canon Inc. ............................................      166,898
                                                                     ----------


                                                                               7

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ----------
COMMON STOCKS--(CONTINUED)
JAPAN--(CONCLUDED)
DRUGS & MEDICINE--0.66%
    3,000  Taisho Pharmaceutical Co. .............................   $   88,089
                                                                     ----------
ELECTRONIC COMPONENTS--2.04%
    6,000  Fujitsu ...............................................      273,662
                                                                     ----------
FINANCIAL SERVICES--0.56%
      600  Takefuji Corp. ........................................       75,110
                                                                     ----------
HEALTH & PERSONAL CARE--1.72%
    2,500  Takeda Chemical Industries ............................      123,568
    4,000  Terumo Corp ...........................................      106,881
                                                                     ----------
                                                                        230,449
                                                                     ----------
MEDIA--0.51%
        5  Fuji Television Network Inc ...........................       68,513
                                                                     ----------
MERCHANDISING--1.38%
    1,700  Yamada Denki Co. ......................................      184,692
                                                                     ----------
MOTOR VEHICLES--0.78%
    2,000  Honda Motor Co. .......................................       74,386
    9,000  Mitsubishi Motor ......................................       30,743
                                                                     ----------
                                                                        105,129
                                                                     ----------
Total Japan Common Stocks ........................................    1,499,981
                                                                     ----------
KOREA--1.73%
BANKS--0.74%
    1,770  Housing and Commercial Bank ...........................       56,116
    3,920  Shinhan Bank ..........................................       42,463
                                                                     ----------
                                                                         98,579
                                                                     ----------
WIRELESS TELECOMMUNICATIONS--0.99%
    1,779  Korea Telecom .........................................      132,980
                                                                     ----------
Total Korea Common Stocks ........................................      231,559
                                                                     ----------
MEXICO--0.25%
MULTI-INDUSTRY--0.25%
    2,048  Desc S.A. De C.V. .....................................       34,304
                                                                     ----------
NETHERLANDS--9.52%
APPLIANCE & HOUSEHOLD DURABLES--1.82%
    1,791  Koninklijke Philips Electronics N.V. ..................      243,562
                                                                     ----------
BANKS--1.02%
    2,270  Internationale Nederlander
             Groep N.V. ..........................................      137,064
                                                                     ----------
BUSINESS & PUBLIC SERVICES--0.44%
    5,777  Vedior N.V. CVA .......................................       59,358
                                                                     ----------
CABLE--0.38%
      400  United Pan Europe
             Communications N.V. .................................       51,173
                                                                     ----------
NETHERLANDS--(CONCLUDED)
COMPUTER-BUSINESS SERVICES--1.46%
    2,450  Getronics NV ..........................................   $  195,466
                                                                     ----------
FOREST PRODUCTS, PAPER--0.51%
    4,577  Buhrmann N.V. .........................................       68,929
                                                                     ----------
PUBLISHING--1.47%
    3,740  Vnu N.V. ..............................................      196,588
                                                                     ----------
WIRELESS TELECOMMUNICATIONS--2.42%
    2,604  Kon KPN N.V. ..........................................      254,182
    1,097  Kpnqwest B V ..........................................       69,934
                                                                     ----------
                                                                        324,116
                                                                     ----------
Total Netherlands Common Stocks ..................................    1,276,256
                                                                     ----------
NEW ZEALAND--1.07%
WIRELESS TELECOMMUNICATIONS--1.07%
   30,419  Telecom Corp. of New Zealand Ltd.(1) ..................      143,045
                                                                     ----------
NORWAY--0.98%
MULTI-INDUSTRY--0.66%
    5,177  Orkla ASA .............................................       89,220
                                                                     ----------
OIL SERVICES--0.32%
    2,400  Petroleum Geo Svs .....................................       42,860
                                                                     ----------
Total Norway Common Stocks .......................................      132,080
                                                                     ----------
PORTUGAL--0.62%
RAILROADS--0.62%
   10,785  Brisa Auto Estrada ....................................       82,786
                                                                     ----------
SWEDEN--4.66%
BANKS--0.81%
    4,600  Nordbanken Holding ....................................       26,181
    6,532  Svenska Handelsbanken Series A ........................       82,139
                                                                     ----------
                                                                        108,320
                                                                     ----------
BEVERAGES & TOBACCO--0.81%
   31,227  Swedish Match AB ......................................      108,996
                                                                     ----------
FINANCIAL SERVICES--0.98%
    9,310  Investor AB ...........................................      131,296
                                                                     ----------
INDUSTRIAL PARTS--0.23%
    1,023  Autoliv, Inc. .........................................       29,936
                                                                     ----------
MULTI-INDUSTRY--0.08%
    1,200  Trelleborg AB .........................................       10,789
                                                                     ----------
WIRELESS TELECOMMUNICATIONS--1.75%
    3,651  Ericsson LM B Shares ..................................      234,704
                                                                     ----------
Total Sweden Common Stocks                                              624,041
                                                                     ----------


8

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ----------
COMMON STOCKS--(CONTINUED)
SWITZERLAND--2.55%
BANKS--1.02%
      506  UBS AG ................................................   $  136,645
                                                                     ----------
CHEMICALS--0.75%
      212  Clariant ..............................................      101,054
                                                                     ----------
HEALTH & PERSONAL CARE--0.78%
       71  Novartis AG ...........................................      104,250
                                                                     ----------
Total Switzerland Common Stocks ..................................      341,949
                                                                     ----------
UNITED KINGDOM--9.06%
BEVERAGES & TOBACCO--0.94%
   15,863  Diageo PLC ............................................      126,580
                                                                     ----------
BROADCASTING & PUBLISHING--1.26%
   13,415  United News & Media PLC ...............................      169,129
                                                                     ----------
BUSINESS & PUBLIC SERVICES--0.61%
    5,188  WPP Group PLC .........................................       81,288
                                                                     ----------
FINANCIAL SERVICES--1.30%
   15,009  Amvescap PLC ..........................................      174,557
                                                                     ----------
FOOD & HOUSEHOLD PRODUCTS--0.67%
    9,415  Reckitt & Colman PLC ..................................       89,119
                                                                     ----------
HEALTH & PERSONAL CARE--0.48%
    1,529  Astrazeneca PLC .......................................       64,689
                                                                     ----------
INSURANCE--0.82%
   14,700  Royal & Sun Alliance ..................................      110,176
                                                                     ----------
LEISURE & TOURISM--0.63%
    8,721  Carlton Communications PLC ............................       84,945
                                                                     ----------
MEDIA--0.79%
   28,940  Aegis Group ...........................................      105,180
                                                                     ----------
MULTI-INDUSTRY--1.11%
    9,551  Charter PLC ...........................................       40,883
   26,815  Cookson Group PLC .....................................      108,286
                                                                     ----------
                                                                        149,169
                                                                     ----------
WIRELESS TELECOMMUNICATIONS--0.45%
   12,000  Vodafone Group ........................................       59,816
                                                                     ----------
Total United Kingdom Common Stocks ...............................    1,214,648
                                                                     ----------
UNITED STATES--33.24%
AIRLINES--0.22%
      604  Delta Air Lines, Inc. .................................       30,087
                                                                     ----------
ALCOHOL--0.13%
      241  Anheuser-Busch Companies, Inc. ........................       17,081
                                                                     ----------
APPAREL, TEXTILES--0.10%
      583  Tommy Hilfiger Corp.* .................................       13,591
                                                                     ----------
UNITED STATES--(CONTINUED)
BANKS--1.53%
    1,528  The Chase Manhattan Corp. .............................   $  118,706
    1,528  Mellon Financial Corp. ................................       52,048
      833  Wells Fargo and Co. ...................................       33,684
                                                                     ----------
                                                                        204,438
                                                                     ----------
CHEMICALS--0.24%
      244  Dow Chemical Co. ......................................       32,605
                                                                     ----------
COMPUTER HARDWARE--1.35%
      965  Cisco Systems, Inc.* ..................................      103,376
    1,528  Dell Computer Corp.* ..................................       77,928
                                                                     ----------
                                                                        181,304
                                                                     ----------
COMPUTER SOFTWARE--2.99%
      402  BMC Software, Inc.* ...................................       32,135
      764  Compuware Corp.* ......................................       28,459
      789  International Business Machines .......................       85,212
    1,338  Microsoft Corp.* ......................................      156,211
    3,104  Unisys Corp.* .........................................       99,134
                                                                     ----------
                                                                        401,151
                                                                     ----------
CONSTRUCTION--0.21%
    1,126  Centex Corp. ..........................................       27,798
                                                                     ----------
CONSTRUCTION, REAL PROPERTY--0.18%
      885  Lafarge Corp. ADR .....................................       24,448
                                                                     ----------
CONSUMER DURABLES--0.51%
      682  Maytag Corp. ..........................................       32,736
      557  Whirlpool Corp. .......................................       36,240
                                                                     ----------
                                                                         68,976
                                                                     ----------
DEFENSE & AEROSPACE--0.45%
      587  General Dynamics Corp. ................................       30,964
      573  TRW, Inc. .............................................       29,760
                                                                     ----------
                                                                         60,724
                                                                     ----------
DIVERSIFIED RETAIL--1.00%
    1,287  Dayton Hudson Corp. ...................................       94,514
      568  Wal Mart Stores, Inc. .................................       39,263
                                                                     ----------
                                                                        133,777
                                                                     ----------
DRUGS & MEDICINE--1.21%
      539  Biogen Inc.* ..........................................       45,546
    1,287  Schering-Plough Corp. .................................       54,295
      754  Warner Lambert Co. ....................................       61,781
                                                                     ----------
                                                                        161,622
                                                                     ----------
ELECTRIC UTILITIES--0.16%
    1,046  Energy East Corp. .....................................       21,770
                                                                     ----------


                                                                               9

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

 NUMBER OF
  SHARES                                                                VALUE
-----------                                                          ----------
COMMON STOCKS--(CONTINUED)
UNITED STATES--(CONTINUED)
ELECTRICAL EQUIPMENT--0.99%
    1,207  Honeywell, Inc. .......................................   $   69,629
      425  Motorola, Inc. ........................................       62,581
                                                                     ----------
                                                                        132,210
                                                                     ----------
ENERGY RESERVES & PRODUCTION--1.99%
      362  Atlantic Richfield Co. ................................       31,313
    1,630  Exxon Mobil Corp. .....................................      131,317
    1,368  Royal Dutch Petroleum Co. ADR .........................       82,679
      785  Tosco Corp. ...........................................       21,342
                                                                     ----------
                                                                        266,651
                                                                     ----------
ENTERTAINMENT--0.22%
      483  Viacom, Inc., Class B* ................................       29,191
                                                                     ----------
FINANCIAL SERVICES--0.66%
      404  Marsh & McLennan Cos., Inc. ...........................       38,658
    1,112  MBNA Corp. ............................................       30,302
      219  Providian Finanical Corp. .............................       19,942
                                                                     ----------
                                                                         88,902
                                                                     ----------
FOOD RETAIL--0.16%
    1,126  Kroger Co.* ...........................................       21,253
                                                                     ----------
FOREST PRODUCTS, PAPER--1.25%
    1,002  Champion International Corp. ..........................       62,061
      644  Georgia-Pacific Corp. .................................       32,683
    1,010  Weyerhaeuser Co. ......................................       72,531
                                                                     ----------
                                                                        167,275
                                                                     ----------
GAS UTILITY--0.49%
    1,046  Columbia Energy Group .................................       66,160
                                                                     ----------
INDUSTRIAL PARTS--1.27%
      563  American Standard Companies Inc.* .....................       25,828
    1,207  Ingersoll Rand Co. ....................................       66,460
      321  SPX Corp.* ............................................       25,941
      804  United Technologies Corp. .............................       52,260
                                                                     ----------
                                                                        170,489
                                                                     ----------
INDUSTRIAL SERVICES & SUPPLIES--0.21%
      564  Hertz Corp. ...........................................       28,271
                                                                     ----------
INFORMATION & COMPUTER SERVICES--0.23%
      724  Valassis Communications Inc.* .........................       30,589
                                                                     ----------
INSTRUMENTS-SCIENTIFIC--0.55%
    1,931  Mettler-Toledo International Inc.* ....................       73,740
                                                                     ----------
LEISURE--0.10%
      678  Hasbro, Inc. ..........................................       12,924
                                                                     ----------
UNITED STATES--(CONTINUED)
LIFE INSURANCE--1.26%
      885  American General Corp. ................................   $   67,149
    1,704  Lincoln National Corp. ................................       68,160
    1,046  Protective Life Corp. .................................       33,276
                                                                     ----------
                                                                        168,585
                                                                     ----------
LONG DISTANCE & PHONE COMPANIES--2.67%
    1,327  AT&T Corp. ............................................       67,345
    1,167  BellSouth Corp. .......................................       54,630
      965  Centurytel, Inc. ......................................       45,717
      804  GTE Corp. .............................................       56,732
    1,328  MCI WorldCom, Inc.* ...................................       70,441
    1,287  SBC Communications, Inc. ..............................       62,741
                                                                     ----------
                                                                        357,606
                                                                     ----------
MEDIA--0.41%
    1,078  Comcast Corp., Class A ................................       54,506
                                                                     ----------
MEDICAL PRODUCTS--0.75%
    1,046  St. Jude Medical, Inc.* ...............................       32,099
    1,770  Tyco International Ltd. ...............................       68,809
                                                                     ----------
                                                                        100,908
                                                                     ----------
MINING & METALS--0.54%
      867  Alcoa, Inc. ...........................................       71,961
                                                                     ----------
MOTOR VEHICLES--1.40%
      965  Borg Warner Automotive, Inc. ..........................       39,082
      561  Delphi Automotive Systems Corp. .......................        8,836
      885  Ford Motor Co. ........................................       47,292
      804  General Motors Corp. ..................................       58,441
    1,046  Lear Corp.* ...........................................       33,472
                                                                     ----------
                                                                        187,123
                                                                     ----------
OIL REFINING--0.51%
    1,416  Coastal Corp. .........................................       50,179
      724  USX-Marathon Group ....................................       17,874
                                                                     ----------
                                                                         68,053
                                                                     ----------
OTHER INSURANCE--1.24%
      845  AMBAC Financial Group Inc. ............................       44,099
      698  American International Group, Inc. ....................       75,471
    1,368  Travelers Property Casualty Corp. .....................       46,854
                                                                     ----------
                                                                        166,424
                                                                     ----------
PUBLISHING--0.74%
    1,059  Knight Ridder, Inc. ...................................       63,010
      734  New York Times Co., Class A ...........................       36,058
                                                                     ----------
                                                                         99,068
                                                                     ----------


10

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

 NUMBER OF
  SHARES                                                               VALUE
-----------                                                         -----------
COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
RESTAURANTS--0.19%
    1,046  Brinker International Inc.* ...........................  $    25,104
                                                                    -----------
SECURITIES & ASSET MANAGEMENT--0.89%
    1,164  Axa Financial Inc. ....................................       39,431
      563  Morgan Stanley Dean Witter & Co. ......................       80,368
                                                                    -----------
                                                                        119,799
                                                                    -----------
SEMICONDUCTOR--3.07%
    1,207  Applied Materials, Inc.* ..............................      152,912
    1,458  Atmel Corp.* ..........................................       43,102
      580  Intel Corp. ...........................................       47,741
      724  JDS Uniphase Corp.* ...................................      116,791
      974  Vitesse Semiconductor Corp.* ..........................       51,074
                                                                    -----------
                                                                        411,620
                                                                    -----------
UNITED STATES--(CONCLUDED)
SPECIALTY RETAIL--1.17%
      842  Circuit City Stores, Inc. .............................  $    37,943
    1,609  Federated Department Stores, Inc.* ....................       81,355
      800  Staples, Inc.* ........................................       16,600
      443  Zale Corp.* ...........................................       21,430
                                                                    -----------
                                                                        157,328
                                                                    -----------
Total United States Common Stocks ................................    4,455,112
                                                                    -----------
Total Common Stocks (cost--$10,679,935) ..........................   13,209,330
                                                                    -----------


 PRINCIPAL
  AMOUNT
   (000)                                                               MATURITY DATE       INTEREST RATE          VALUE
------------                                                       --------------------  -----------------     -----------
U.S. GOVERNMENT OBLIGATION--1.48%
     $200  United States Treasury Bills++(cost--$198,880) .......         02/10/00             5.080%          $   198,880
                                                                                                               -----------
Total Investments (cost--$10,878,815)--100.04% ..................                                               13,408,210
Liabilities in excess of other assets--(0.04)% ..................                                                   (5,819)
                                                                                                               -----------
Net Assets--100.00% .............................................                                              $13,402,391
                                                                                                               -----------
                                                                                                               -----------

------------------
*    Non-income producing security.
++   Entire principal amount pledged as collateral for futures transactions.
ADR  American Depositary Receipt
(1)  Security, or a portion thereof, was on loan at December 31, 1999.


FUTURES CONTRACTS

  NUMBER OF                                                                 IN        EXPIRATION     UNREALIZED
  CONTRACTS                  CONTRACTS TO RECEIVE                      EXCHANGE FOR      DATE       APPRECIATION
-------------  -----------------------------------------------------  -------------- ------------  --------------
        3      S&P Mini (United States) ............................      $66,072     March 2000       $8,138
                                                                                                       ------
                                                                                                       ------


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO



STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 1999

ASSETS
Investments, at value (cost--$10,878,815) ..........................................................................   $ 13,408,210
Investment of cash collateral received for securities loaned, at value (cost--$146,150) ............................        146,150
Cash (including cash denominated in foreign currencies at value with a cost of $112,051) ...........................        112,654
Dividends receivable ...............................................................................................          7,904
Futures variation margin receivable ................................................................................            518
Other assets .......................................................................................................         16,964
                                                                                                                       ------------
Total assets .......................................................................................................     13,692,400
                                                                                                                       ------------

LIABILITIES
Collateral for securities loaned ...................................................................................        146,150
Payable for investments purchased ..................................................................................         58,705
Payable to affiliates ..............................................................................................          8,311
Accrued expenses and other liabilities .............................................................................         76,843
                                                                                                                       ------------
Total liabilities ..................................................................................................        290,009
                                                                                                                       ------------

NET ASSETS
Beneficial interest shares of $0.001 par value .....................................................................      9,630,811
Undistributed net investment income ................................................................................         69,489
Accumulated net realized gains from investments and foreign currency transactions ..................................      1,164,609
Net unrealized appreciation of investments and other assets and liabilities denominated in foreign currencies ......      2,537,482
                                                                                                                       ------------
Net assets .........................................................................................................   $ 13,402,391
                                                                                                                       ------------
                                                                                                                       ------------

CLASS H
Net assets .........................................................................................................   $ 13,015,164
                                                                                                                       ------------
Shares outstanding .................................................................................................        803,105
                                                                                                                       ------------
Net asset value, offering price and redemption value per share .....................................................         $16.21
                                                                                                                             ------
                                                                                                                             ------

CLASS I
Net assets .........................................................................................................   $    387,227
                                                                                                                       ------------
Shares outstanding .................................................................................................         23,906
                                                                                                                       ------------
Net asset value, offering price and redemption value per share .....................................................         $16.20
                                                                                                                             ------
                                                                                                                             ------


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF OPERATIONS

                                                                                                                   FOR THE
                                                                                                                  YEAR ENDED
                                                                                                              DECEMBER 31, 1999
                                                                                                              -----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $30,145) ..................................................       $   293,254
Interest .................................................................................................            12,658
                                                                                                                 -----------
                                                                                                                     305,912
                                                                                                                 -----------
EXPENSES:
Investment advisory and administration ...................................................................           115,797
Distribution fees--Class I ...............................................................................               107
Legal and audit ..........................................................................................            65,029
Reports and notices to shareholders ......................................................................            46,507
Custody and accounting ...................................................................................            40,530
Trustees' fees ...........................................................................................             7,500
Transfer agency fees and related service expenses ........................................................             2,375
Other expenses ...........................................................................................             8,565
                                                                                                                 -----------
                                                                                                                     286,410
Less: Fee waivers and reimbursements from investment adviser .............................................              (179)
                                                                                                                 -----------
Net expenses .............................................................................................           286,231
                                                                                                                 -----------
Net investment income ....................................................................................            19,681
                                                                                                                 -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments ..........................................................................................         1,265,626
    Futures transactions .................................................................................            29,112
    Foreign currency transactions ........................................................................           (16,935)
Net change in unrealized appreciation/depreciation of:
    Investments ..........................................................................................         1,023,050
    Futures ..............................................................................................             8,138
    Other assets, liabilities and forward contracts denominated in foreign currencies ....................            (1,772)
                                                                                                                 -----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT ACTIVITIES .............................................         2,307,219
                                                                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................................       $ 2,326,900
                                                                                                                 -----------
                                                                                                                 -----------


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                              FOR THE YEARS
                                                                                                            ENDED DECEMBER 31,
                                                                                                       ----------------------------
                                                                                                           1999            1998
                                                                                                       ------------    ------------
FROM OPERATIONS:
Net investment income ............................................................................     $     19,681    $     93,169
Net realized gains (losses) from investments, futures and foreign currency transactions...........        1,277,803       3,342,686
Net change in unrealized appreciation/depreciation of investments, futures contracts,
    other assets, liabilities and forward contracts denominated in foreign currencies.............        1,029,416        (723,801)
                                                                                                       ------------    ------------
Net increase in net assets resulting from operations .............................................        2,326,900       2,712,054
                                                                                                       ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H ...................................................................          (50,861)         --
Net investment income--Class I ...................................................................             (245)         --
Net realized gains from investments--Class H .....................................................           (7,692)     (3,316,652)
Net realized gains from investments--Class I .....................................................              (37)         --
                                                                                                       ------------    ------------
                                                                                                            (58,835)     (3,316,652)
                                                                                                       ------------    ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .............................................................          503,375         771,521
Cost of shares repurchased .......................................................................       (8,543,750)     (5,734,280)
Proceeds from dividends reinvested ...............................................................        3,375,487         151,800
                                                                                                       ------------    ------------
Net decrease in net assets from beneficial interest transactions .................................       (4,664,888)     (4,810,959)
                                                                                                       ------------    ------------
Net decrease in net assets .......................................................................       (2,396,823)     (5,415,557)

NET ASSETS:
Beginning of year ................................................................................       15,799,214      21,214,771
                                                                                                       ------------    ------------
End of year (including undistributed net investment income of $69,489 and $34,076, respectively)..     $ 13,402,391    $ 15,799,214
                                                                                                       ------------    ------------
                                                                                                       ------------    ------------




                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") (formerly the Mitchell Hutchins Series Trust--Global Growth Portfolio) is a diversified portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class Ihas exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations for each portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations, and expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Portfolio, or by the Portfolio's sub-advisor, Invista Capital Management, Inc. ("Invista") (for foreign investments only). If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

NOTES TO FINANCIAL STATEMENTS


   Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the board.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as using reasonable diligence, become aware of such dividends).

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain
(loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets (other than investments) and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

NOTES TO FINANCIAL STATEMENTS


   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

   The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a contract with Invista dated November 1, 1998 ("Invista Contract"), pursuant to which Invista serves as investment sub-adviser for the international investments of the Portfolio. Mitchell Hutchins allocates the Portfolio's investments between domestic and international and is responsible for the day-to-day management of the Portfolio's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Invista at the annual rate of 0.29% of the proportion of the Portfolio's average daily net assets allocated to international investments. Prior to November 1, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all the Portfolio's assets pursuant to sub-advisory contracts with Mitchell Hutchins or Kidder, Peabody Asset Management Inc ("KPAM"). At December 31, 1999, the Portfolio owed Mitchell Hutchins $8,288 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 1999, Mitchell Hutchins waived $72.

   For the year ended December 31, 1999, the Portfolio paid $589 in brokerage commissions to PaineWebber for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average

NOTES TO FINANCIAL STATEMENTS


daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period August 5, 1999 (commencement of issuance of Class I shares) to December 31, 1999, Mitchell Hutchins and the insurance companies agreed to waive the $107 distribution fee.

SECURITIES LENDING

   The Portfolio may lend securities up to 331/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolios' lending agent, received $708 in compensation from the Portfolio for the year ended December 31, 1999. At December 31, 1999, the Portfolio owed PaineWebber $23 in security lending fees.

   For the year ended December 31, 1999, the Portfolio earned $2,053 in compensation net of fees, rebates and expenses, from securities lending transactions.

   At December 31, 1999, the Portfolio's custodian held cash having an aggregate value of $146,150 as collateral for portfolio securities loaned having a market value of $143,192. The cash collateral was invested in the following money market funds:

NUMBER OF
 SHARES                                                                                                         VALUE
---------                                                                                                      --------
  22,960    Liquid Assets Portfolio .........................................................................  $ 22,960
 102,529    Mitchell Hutchins Private Money Market Fund LLC .................................................   102,529
  20,661    Prime Portfolio .................................................................................    20,661
                                                                                                               --------
            Total investments of cash collateral received for securities on loan (cost--$146,150) ...........  $146,150
                                                                                                               --------
                                                                                                               --------

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 1999, the Portfolio did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS


INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 1999, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost) ...........    $3,058,403
          Gross depreciation (investments having an excess of cost over value) ...........      (529,008)
                                                                                              ----------
          Net unrealized appreciation of investment ......................................    $2,529,395
                                                                                              ----------
                                                                                              ----------

   For the year ended December 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $9,639,552 and $17,954,660, respectively.

FEDERAL TAX STATUS

    The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 1999, the Portfolio's undistributed net investment income was increased by $66,838, accumulated net realized gains/losses from investments were decreased by $66,838.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio were as follows:

                                                                         CLASS H                    CLASS I*
FOR THE PERIOD ENDED                                              ----------------------      -------------------
   DECEMBER 31, 1999                                               SHARES       AMOUNT        SHARES      AMOUNT
                                                                  --------   -----------      ------     --------
Shares sold .................................................        9,331   $   130,061      24,637     $373,314
Shares repurchased ..........................................     (598,923)   (8,532,202)       (750)     (11,548)
Dividends reinvested ........................................      242,799     3,375,204          19          283
                                                                  --------   -----------      ------     --------
Net increase (decrease) .....................................     (346,793)  $(5,026,937)     23,906     $362,049
                                                                  --------   -----------      ------     --------
                                                                  --------   -----------      ------     --------


                                                                         CLASS H
FOR THE YEAR ENDED                                                ----------------------
   DECEMBER 31, 1998                                               SHARES       AMOUNT
                                                                  --------   -----------
Shares sold .................................................       48,194   $   771,521
Shares repurchased ..........................................     (359,204)   (5,734,280)
Dividends reinvested ........................................       10,312       151,800
                                                                  --------   -----------
Net decrease ................................................     (300,698)  $(4,810,959)
                                                                  --------   -----------
                                                                  --------   -----------

* Class I shares commenced operations on August 5, 1999.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                   CLASS H                             CLASS I
                                                            ----------------------------------------------------  -----------------

                                                                       FOR THE YEARS ENDED DECEMBER 31,             FOR THE PERIOD
                                                            ----------------------------------------------------   AUGUST 5, 1999+
                                                                                                                       THROUGH
                                                              1999        1998       1997       1996       1995   DECEMBER 31, 1999
                                                            -------     -------    -------    -------    -------  -----------------
Net asset value, beginning of period ....................   $ 13.74     $ 14.62    $ 13.74    $ 12.00    $ 12.44       $ 14.43
                                                            -------     -------    -------    -------    -------       -------
Net investment income (loss) ............................     (0.03)       0.08       0.04       0.07       0.01          0.01
Net realized and unrealized gains (losses) from
  investments, futures and foreign currency transactions.      2.56        1.92       0.94       1.75      (0.45)         1.82
                                                            -------     -------    -------    -------    -------       -------
Net increase (decrease) from investment operations ......      2.53        2.00       0.98       1.82      (0.44)         1.83
                                                            -------     -------    -------    -------    -------       -------
Dividends from net investment income ....................     (0.05)         --      (0.04)     (0.08)        --         (0.05)
Distributions from net realized gains from investments ..     (0.01)      (2.88)     (0.06)        --         --         (0.01)
                                                            -------     -------    -------    -------    -------       -------
Total dividends and other distributions .................     (0.06)      (2.88)     (0.10)     (0.08)      0.00         (0.06)
                                                            -------     -------    -------    -------    -------       -------
Net asset value, end of period ..........................   $ 16.21     $ 13.74    $ 14.62    $ 13.74    $ 12.00       $ 16.20
                                                            -------     -------    -------    -------    -------       -------
                                                            -------     -------    -------    -------    -------       -------
Total investment return(1) ..............................     18.47%      13.50%      7.16%     15.14%     (3.54)%       12.74%
                                                            -------     -------    -------    -------    -------       -------
                                                            -------     -------    -------    -------    -------       -------
Ratios/Supplemental Data:
Net assets, end of period (000's) .......................   $13,015     $15,799    $21,215    $25,701    $28,507       $   387
Expenses to average net assets, net of waivers(2) .......      1.85%       1.33%      1.07%      1.10%      1.96%         2.00%*
Net investment income (loss) to average net assets,
  net of waivers(3) .....................................      0.13%       0.46%      0.26%      0.46%      0.10%        (0.64)%*
Portfolio turnover rate .................................        63%        154%        81%        44%       157%           63%

----------------------
+   Commencement of issuance of shares.
*   Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.
(2) During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.85% and 2.25% for Class H and Class I, respectively.
(3) During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 0.13% and (0.89)% for Class H and Class I, respectively.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Global Equity Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio"), one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Global Equity Portfolio at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP


New York, New York
February 16, 2000

                                 ANNUAL REPORT

--------------------------------------------------------------------------------
                                                     MITCHELL

                                                     HUTCHINS SERIES

                                                     TRUST



                                                     GLOBAL EQUITY

                                                     PORTFOLIO



                                                     DECEMBER 31, 1999




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